SPECIAL CASH DIVIDENDS (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	May 30, 2014 $ / shares	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)
Special cash dividend
Total amount of cash distributed in the dividend		$ 9.5	¥ 58,349,122	¥ 58,349,122
Common share
Special cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.205
ADS
Special cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.41